Condensed Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
OPERATING REVENUES	[1]			$ 304		$ 142		$ 93
OPERATING EXPENSES
Operations and maintenance	[1]			58		30		17
Depreciation and amortization	[1],[2]			78		39		24
Transmission	[1]			2		2		2
Taxes other than income taxes and other	[1]			5		5		1
Total operating expenses	[1]			143		76		44
OPERATING INCOME	[1]			161		66		49
OTHER INCOME (DEDUCTIONS)
Interest expense	[1]			(93)		(42)		(43)
Gain on settlement of contingent consideration of project acquisition	[1]			0		5		0
Other - net	[1]			0		0		1
Total other deductions - net	[1]			(93)		(37)		(42)
INCOME BEFORE INCOME TAXES	[1]			68		29		7
INCOME TAX EXPENSE (BENEFIT)	[1]			16		14		(9)
NET INCOME		$ 24	[3],[4]	52	[1],[5]	15	[1],[5]	16	[1],[5]
Less net income attributable to noncontrolling interest	[1],[6]	21
NET INCOME ATTRIBUTABLE TO NEXTERA ENERGY PARTNERS, LP		$ 3	[1]	$ 52	[2]	$ 15	[2],[3]	$ 16	[2],[3]
Weighted average number of common units outstanding - basic and assuming dilution	[1]			18.7
Earnings per common unit attributable to NextEra Energy Partners, LP - basic and assuming dilution	[1]			$ 0.16

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	et income attributable to noncontrolling interest includes the pre-acquisition net loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.
[5]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[6]	et income attributable to noncontrolling interest includes the pre-acquisition net loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.